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DEVON ROBERSON DEVON.ROBERSON@DECHERT.COM
+1 202 261 3477 DIRECT
+1 202 261 3333 Fax

January 24, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 920 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 920 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 921 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of making changes to the non-fundamental 80% investment policy of the Goldman Sachs Investor Tax-Exempt Money Market Fund, which could be construed as material. Notification has also been provided to the Fund’s shareholders in accordance with Rule 35d-1 under the 1940 Act.

We request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes identified in the preceding paragraph, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendments No. 902 and No. 913 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

January 24, 2025

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3477.

Sincerely,

/s/ Devon Roberson
Devon Roberson